Revenue - Summary Of Opening and Closing Balances Of Contract liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract liabilities, current	$ 956	$ 225		$ 0
Contract liabilities, long-term
Total contract liabilities	$ 956	$ 225	$ 2,596	$ 0	$ 1,250